Consolidated Statement of Comprehensive Income (Loss) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Service revenues	$ 5,173	$ 5,135	$ 3,888
Product sales	2,318	2,196	3,521
Total revenues	7,491	7,331	7,409
Costs and expenses:
Product costs	1,728	1,779	3,016
Operating and maintenance expenses	1,548	1,625	1,277
Depreciation and amortization expenses	1,720	1,702	1,151
Selling, general, and administrative expenses	630	684	633
Impairment of goodwill (Note 17)	0	1,098	0
Impairment of certain assets (Note 17)	457	145	52
Net insurance recoveries – Geismar Incident	(7)	(126)	(232)
Other (income) expense – net	118	41	(97)
Total costs and expenses	6,194	6,948	5,800
Operating income (loss)	1,297	383	1,609
Equity earnings (losses)	397	335	228
Impairment of equity-method investments (Note 17)	(430)	(1,359)	0
Other investing income (loss) – net	29	2	2
Interest incurred	(949)	(864)	(683)
Interest capitalized	33	53	121
Other income (expense) – net	62	93	36
Income (loss) before income taxes	439	(1,357)	1,313
Provision (benefit) for income taxes	(80)	1	29
Net income (loss)	519	(1,358)	1,284
Less: Net income attributable to noncontrolling interests	88	91	96
Net income (loss) attributable to controlling interests	431	(1,449)	1,188
Allocation of net income (loss) for calculation of earnings per common unit:
Net income (loss) attributable to controlling interests	431	(1,449)	1,188
Allocation of net income (loss) to general partner	517	384	756
Allocation of net income (loss) to Class B units	12	(46)	0
Allocation of net income (loss) to Class D units	0	68	73
Allocation of net income (loss) to common units	$ (98)	$ (1,855)	$ 359
Basic earnings (loss) per common unit
Basic net income (loss) per common unit	$ (0.17)	$ (3.27)	$ 0.99
Basic weighted-average number of common units outstanding (thousands)	592,519	567,275	361,968
Diluted earnings per common unit:
Diluted net income (loss) per common unit	$ (0.17)	$ (3.27)	$ 0.99
Diluted weighted-average number of common units outstanding	592,519	567,275	361,968
Cash distributions per common unit	$ 3.4	$ 3.4000	$ 3.5995
Other Comprehensive Income (Loss):
Net unrealized gain (loss) from derivative instruments	$ 5	$ 6	$ (1)
Reclassifications into earnings of net derivative instruments (gain) loss	(3)	(7)	0
Foreign currency translation adjustments	61	(173)	(89)
Reclassification into earnings upon sale of foreign entity	108	0	0
Other comprehensive income (loss)	171	(174)	(90)
Comprehensive income (loss)	690	(1,532)	1,194
Less: Comprehensive income (loss) attributable to noncontrolling interests	88	91	96
Comprehensive income (loss) attributable to controlling interests	$ 602	$ (1,623)	$ 1,098